Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

6.	Inventory
Inventory consisted of the following:

	As of December 31,
	2020	2021
Finished goods	943,945	1,042,719
Raw materials	387,524	1,605,197
Work-in-process	11,556	14,005

Total	1,343,025	2,661,921

Raw materials primarily consist of materials for volume production.
Work-in-process
primarily consist of P7, G3i and P5 in production which will be transferred into production cost
s
when incurred.
Finished goods primarily consist of vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale
s
at its delivery and service centers, vehicle parts and charging piles.
For the years ended December 31, 2019, 2020 and 2021, write-downs of inventories to net realizable value amounted to RMB109,505, RMB92,612 and RMB162,433, respectively, which were recognized in cost of sales.